Notes receivable - RJB Enterprises, LLC (Details) - Notes receivable RJB Enterprises, LLC. $ in Thousands	1 Months Ended
	Feb. 29, 2020 USD ($)	Apr. 05, 2020 $ / product
Disclosure of financial assets [line items]
Maximum borrowing amount against notes receivables | $	$ 7,000
Interest rate	1.57%
Incremental repayment per unit of licensed product sold | $ / product		10.75